Commitments and Contingencies (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Long-term Purchase Commitment [Line Items]
Term of leases	5 years
Rent expense, including fees for operating expenses and consumption of electricity	$ 2.9	$ 1.7	$ 0.9
Minimum outstanding commitments	$ 11.1
Term Of Old Contract Drilling Rig [Member]
Long-term Purchase Commitment [Line Items]
Term of new contract drilling rig	two years
Drilling Rig Commitments [Member]
Long-term Purchase Commitment [Line Items]
Maximum termination outstanding obligations of contracts	$ 46.3
Eagle Ford Acreage Agreement [Member]
Long-term Purchase Commitment [Line Items]
Effective date of which company entered into agreement	Sep. 01, 2012
Natural gas processing and transportation agreement	5 years
Minimum delivery commitment to avoid paying gas deficiency fee	80.00%
Transportation and processing fees under the agreement	$ 3.0	5.5
Future undiscounted minimum payments	$ 1.2
Loving County System Agreement [Member]
Long-term Purchase Commitment [Line Items]
Natural gas gathering and processing agreement	15 years
Transportation and processing fees under the agreement	$ 9.8	$ 1.8
Product Liability Contingency, Loss Exposure Not Accrued, Best Estimate	$ 11.7